Fair value measurements (Tables)	12 Months Ended
Mar. 31, 2023
Fair Value Disclosures [Abstract]
Summary of Company's Financial Assets and Liabilities
The following table summarizes the Company’s financial assets and liabilities measured and recorded at fair value on recurring basis as of March 31, 2022 and 2023:

		Fair value measurement at reporting date using
Description	Fair value as of March 31, 2022	Quoted price in active markets for identical assets (Level 1)	Significant other observable Inputs (Level 2)	Significant unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Short-term investments	128,084	—	128,084	—
Available-for-sale debt investments	74,866	—	—	74,866
Equity securities with readily determinable fair values	670	670	—	—

Total assets	203,620	670	128,084	74,866

Liabilities:
Derivative liabilities	9,086	—	—	9,086

		Fair value measurement at reporting date using
Description	Fair value as of March 31, 2023	Quoted price in active markets for identical assets (Level 1)	Significant other observable Inputs (Level 2)	Significant unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Short-term investments	69,797	—	69,797	—
Available-for-sale debt investments	68,011	—	—	68,011
Equity securities with readily determinable fair values	102	102	—	—

Total assets	137,910	102	69,797	68,011

Liabilities:
Derivative liabilities	10,701	—	—	10,701

Summary of Roll Forward of Major Level 3 Investments
The roll forward of major Level 3 investments are as following:

	Derivative liabilities	Available-for-sale debt investments
Fair value of Level 3 investments as at March 31, 2020	14,351	70,328
New addition	9,581	—
Disposal of Series D-3 Notes	(2,377)	—
Unrealized fair value change of the derivative liabilities	(11,559)	—
Unrealized fair value change of the available-for-sale debt investments	—	1,029

Fair value of Level 3 investments as at March 31, 2021	9,996	71,357

New addition	—	16,000
Reclassification of forward exchange contracts	746	—
Unrealized fair value change of the derivative liabilities	(1,656)	—
Unrealized fair value change of the available-for-sale debt investments	—	(12,491)

Fair value of Level 3 investments as at March 31, 2022	9,086	74,866

Reclassification of forward exchange contracts	(651)	—
Unrealized fair value change of the derivative liabilities	2,266	—
Unrealized fair value change of the available-for-sale debt investments	—	(6,427)
Disposal of available-for-sale debt investments	—	(428)

Fair value of Level 3 investments as at March 31, 2023	10,701	68,011

Summary of Significant Unobservable Inputs
The Company determined the fair value of their investments by using equity allocation model, market approach and binomial model. The determination of the fair value was based on estimates, judgments and information of other comparable public companies. The significant unobservable inputs adopted in the valuation as of March 31, 2022 and 2023:

	As of March 31, 2022	As of March 31, 2023
Implied price to sales after discount for lack of marketability	n.a.	1.04x
Weighted average cost of capital	15%, 16.5%, 18%	n.a.
Lack of marketability discount	17%, 23%, 29%	20%
Risk-free rate	1.95%, 2.23%, 2.34%, 2.36%	2.60%, 2.31%, 2.19%
Expected volatility	39.88%, 42.17%, 42.48%, 47.34%	47.19%, 43.65%, 32.08%
Probability	Liquidation scenario: 20% Redemption scenario: 40% IPO scenario: 40%	Liquidation scenario: 35%, 40% Redemption scenario: 35%, 40% IPO scenario: 30%, 20%

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions	The significant unobservable inputs adopted in the valuation as of March 31, 2022 and 2023 are as follows:

	As of March 31, 2022	As of March 31, 2023
Spot price (US$)	0.44, 6.93	5.90
Risk-free rate	1.25%, 2.5%	3.83%
Expected volatility	57.95%, 48.15%	61.13%
Expected expiry years (in years)	0.50, 3.56	2.60